Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

December 31

(add 000)	2015	2014
Land and land improvements	$865,700	$849,704
Mineral reserves and interests	1,001,295	990,438
Buildings	144,076	157,233
Machinery and equipment	3,473,826	3,568,342
Construction in progress	128,301	125,959
	5,613,198	5,691,676
Less allowances for depreciation, depletion and amortization	(2,457,198)	(2,288,906)
Total	$3,156,000	$3,402,770

Gross Asset Value and Related Allowance for Amortization for Machinery and Equipment Recorded under Capital Lease

The gross asset value and related allowance for amortization for machinery and equipment recorded under capital leases at December 31 were as follows:

(add 000)	2015	2014
Machinery and equipment under capital leases	$19,379	$25,775
Less allowance for amortization	(5,102)	(2,808)
Total	$14,277	$22,967